JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Class A and Class C Shares)

(each a series of JPMorgan Trust I)

Supplement dated April 1, 2013

to the Prospectuses dated November 1, 2012, as supplemented

Investment Advisory Fee Waiver. Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses	0.38	0.38
Shareholder Service Fees	0.25	0.25
Remainder of Other Expenses	0.13	0.13
Acquired Fund (Underlying Fund) Fees and Expenses	0.50	0.50

Total Annual Fund Operating Expenses	2.13	2.63
Fee Waivers and Expense Reimbursement[1,2]	0.25	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.88	2.38

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Balanced Fund by 0.25% through November 1, 2014.

2	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

3	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds. For the fiscal year ended June 30, 2012, 0.28% of the Fund’s Acquired Fund (Underlying Fund) Fees and Expenses were waived and after such waivers, the net expenses for the Fund were 1.85% for Class A and 2.35% for Class C Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	632	1,064	1,521	2,782
CLASS C SHARES ($)	341	794	1,373	2,945

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	632	1,064	1,521	2,782
CLASS C SHARES ($)	241	794	1,373	2,945

SUP-ACCESSAC-413

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses	0.39	0.39
Shareholder Service Fees	0.25	0.25
Remainder of Other Expenses	0.14	0.14
Acquired Fund (Underlying Fund) Fees and Expenses	0.53	0.53

Total Annual Fund Operating Expenses	2.17	2.67
Fee Waivers and Expense Reimbursements[1,2]	0.25	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.92	2.42

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Growth Fund by 0.25% through November 1, 2014.

2	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

3	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds. For the fiscal year ended June 30, 2012, 0.28% of the Fund’s Acquired Fund (Underlying Fund) Fees and Expenses were waived and after such waivers, the net expenses for the Fund were 1.89% for Class A Shares and 2.39% for Class C Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	1,076	1,540	2,822
CLASS C SHARES ($)	345	806	1,393	2,984

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	1,076	1,540	2,822
CLASS C SHARES ($)	245	806	1,393	2,984

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Balanced Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Balanced Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Growth Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Growth Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

The following is added to the section entitled “More About the Funds — Additional Risks”:

Tax Risk. The Funds gain exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. Each Fund intends to gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for a Fund to qualify as a regulated investment company under Subchapter M of Internal Revenue Code, as amended (the Code), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. Each Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives. The IRS has issued a revenue ruling which holds that income derived from certain commodity-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings to other taxpayers in which the IRS concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income. While a Fund might apply for its own private letter ruling from the IRS confirming that income from the Fund’s investment in certain commodity-linked notes and income from the Fund’s investment in its Subsidiary will constitute qualifying income, there can be no assurance that the IRS will issue the ruling to the

Fund or that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The IRS currently has suspended issuing these types of private letter rulings pending further internal review. The tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in its Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M of the Code, or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. A Fund’s investment in its Subsidiary and its use of commodity-linked notes involve specific risks. See “Subsidiary Risk” for further information regarding each Subsidiary, including the risks associated with investing in the Subsidiaries. See “Commodity Risk,” “Derivatives Risk” and “Structured Note Risk” for further information regarding commodity-linked notes, including the risks associated with these instruments.

The following is added at the end of the section entitled “The Fund’s Management and Administration”:

The Funds’ Wholly-Owned Subsidiaries

Each Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors. Each Fund is the sole shareholder of its Subsidiary, and it is currently expected that shares of a Subsidiary will not be sold or offered to other investors. A Subsidiary will be managed pursuant to compliance policies and procedures that are the same in all material respects as the policies and procedures adopted by each Fund. As a result, in managing a Subsidiary’s portfolio, JPMIM and JPMPI are subject to the same investment policies and restrictions that apply to the management of a Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of the valuation of a Subsidiary’s portfolio investments and shares of a Subsidiary.

These policies and restrictions are described in detail in the Funds’ SAI. The Funds’ Chief Compliance Officer oversees implementation of each Subsidiary’s policies and procedures, and makes periodic reports to the Funds’ Board regarding each Subsidiary’s compliance with its policies and procedures. Each Subsidiary has entered into separate contracts with JPMIM and its affiliates to provide investment advisory and other services to the Subsidiary. JPMIM has entered into a contract with JPMPI to serve as sub-adviser to each Subsidiary. JPMIM has agreed to waive the advisory fee that it receives from each Fund in an amount equal to the advisory fee paid to JPMIM by each Subsidiary. This waiver will continue in effect so long as the Fund invests in a Subsidiary and may not be terminated without approval by a Fund’s Board. Each Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services. Consolidated results of the Funds and their Subsidiaries will be included in the Funds’ annual reports and semi-annual reports provided to shareholders. Copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus.

The following is added after the eighth paragraph of the section entitled “Distributions and Taxes”:

It is anticipated that for federal income tax purposes, income and capital gain earned by a Subsidiary and distributed to a Fund and its shareholders will be considered a distribution of net investment income generally taxable as ordinary income. Net losses earned by a Subsidiary may not be netted with income or capital gain earned within a Fund and may not be carried forward for use in future years.

Changes to Composite Benchmarks. On the Effective Date, the composition of the Access Balanced Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%). Additionally, on the Effective Date, the composition of the Access Growth Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (70%), Barclays U.S. Aggregate Index (15%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Select Class Shares)

(each a series of JPMorgan Trust I)

Supplement dated April 1, 2013

to the Prospectuses dated November 1, 2012, as supplemented

Investment Advisory Fee Waiver. Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.38
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.13
Acquired Fund (Underlying Fund) Fees and Expenses	0.50

Total Annual Fund Operating Expenses	1.88
Fee Waivers and Expense Reimbursements[1,2]	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.63

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Balanced Fund by 0.25% through November 1, 2014.

2	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

3	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds. For the fiscal year ended June 30, 2012, 0.28% of the Fund’s Acquired Fund (Underlying Fund) Fees and Expenses were waived and after such waivers, the net expenses for the Fund were 1.60% for Select Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	166	567	993	2,181

SUP-ACCESSS-413

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.39
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.14
Acquired Fund (Underlying Fund) Fees and Expenses	0.53

Total Annual Fund Operating Expenses	1.92
Fee Waivers and Expense Reimbursements[1,2]	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.67

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Growth Fund by 0.25% through November 1, 2014.

2	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

3	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds. For the fiscal year ended June 30, 2012, 0.29% of the Fund’s Acquired Fund (Underlying Fund) Fees and Expenses were waived and after such waivers, the net expenses for the Fund were 1.63% for Select Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	170	579	1,014	2,223

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Balanced Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Balanced Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Growth Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Growth Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

The following is added to the section entitled “More About the Funds — Additional Risks”:

Tax Risk. The Funds gain exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. Each Fund intends to gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for a Fund to qualify as a regulated investment company under Subchapter M of Internal Revenue Code, as amended (the Code), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. Each Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives. The IRS has issued a revenue ruling which holds that income derived from certain commodity-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings to other taxpayers in which the IRS concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income. While a Fund might apply for its own private letter ruling from the IRS confirming that income from the Fund’s investment in certain commodity-linked notes and income from the Fund’s investment in its Subsidiary will constitute qualifying income, there can be no assurance that the IRS will issue the ruling to the Fund or that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The IRS currently has suspended issuing these types of private letter rulings pending further internal review. The tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in its Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M of the Code, or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. A Fund’s investment in its Subsidiary and its use of commodity-linked notes involve specific risks. See “Subsidiary Risk” for further information regarding each Subsidiary, including the risks associated with investing in the Subsidiaries. See “Commodity Risk,” “Derivatives Risk” and “Structured Note Risk” for further information regarding commodity-linked notes, including the risks associated with these instruments.

The following is added at the end of the section entitled “The Fund’s Management and Administration”:

The Funds’ Wholly-Owned Subsidiaries

Each Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors. Each Fund is the sole shareholder of its Subsidiary, and it is currently expected that shares of a Subsidiary will not be sold or offered to other investors. A Subsidiary will be managed pursuant to compliance policies and procedures that are the same in all material respects as the policies and procedures adopted by each Fund. As a result, in managing a Subsidiary’s portfolio, JPMIM and JPMPI are subject to the same investment policies and restrictions that apply to the management of a Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of the valuation of a Subsidiary’s portfolio investments and shares of a Subsidiary.

These policies and restrictions are described in detail in the Funds’ SAI. The Funds’ Chief Compliance Officer oversees implementation of each Subsidiary’s policies and procedures, and makes periodic reports to the Funds’ Board regarding each Subsidiary’s compliance with its policies and procedures. Each Subsidiary has entered into separate contracts with JPMIM and its affiliates to provide investment advisory and other services to the Subsidiary. JPMIM has entered into a contract with JPMPI to serve as sub-adviser to each Subsidiary. JPMIM has agreed to waive the advisory fee that it receives from each Fund in an amount equal to the advisory fee paid to JPMIM by each Subsidiary. This waiver will continue in effect so long as the Fund invests in a Subsidiary and may not be terminated without approval by a Fund’s Board. Each Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services. Consolidated results of the Funds and their Subsidiaries will be included in the Funds’ annual reports and semi-annual reports provided to shareholders. Copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus.

The following is added after the eighth paragraph of the section entitled “Distributions and Taxes”:

It is anticipated that for federal income tax purposes, income and capital gain earned by a Subsidiary and distributed to a Fund and its shareholders will be considered a distribution of net investment income generally taxable as ordinary income. Net losses earned by a Subsidiary may not be netted with income or capital gain earned within a Fund and may not be carried forward for use in future years.

Changes to Composite Benchmarks. On the Effective Date, the composition of the Access Balanced Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%). Additionally, on the Effective Date, the composition of the Access Growth Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (70%), Barclays U.S. Aggregate Index (15%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Institutional Class Shares)

(each a series of JPMorgan Trust I)

Supplement dated April 1, 2013

to the Prospectuses dated November 1, 2012, as supplemented

Investment Advisory Fee Waiver. Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.23
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.13
Acquired Fund (Underlying Fund) Fees and Expenses	0.50

Total Annual Fund Operating Expenses	1.73
Fee Waivers and Expense Reimbursements[1,2]	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.48

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Balanced Fund by 0.25% through November 1, 2014.

2	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

3	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.10% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds. For the fiscal year ended June 30, 2012, 0.28% of the Fund’s Acquired Fund (Underlying Fund) Fees and Expenses were waived and after such waivers, the net expenses for the Fund were 1.45% for Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	151	521	915	2,020

SUP-ACCESSI-413

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.24
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.14
Acquired Fund (Underlying Fund) Fees and Expenses	0.53

Total Annual Fund Operating Expenses	1.77
Fee Waivers and Expense Reimbursements[1,2]	0.25

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.52

1	Effective March 1, 2013, J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc., have contractually agreed to waive the investment advisory fee for the JPMorgan Access Growth Fund by 0.25% through November 1, 2014.

2	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

3	The shares of the affiliated Underlying Funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.10% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent will waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the Underlying Funds. For the fiscal year ended June 30, 2012, 0.29% of the Fund’s Acquired Fund (Underlying Fund) Fees and Expenses were waived and after such waivers, the net expenses for the Fund were 1.48% for Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	155	533	936	2,063

In addition, the Board of Trustees has approved the use of a wholly-owned Cayman Islands subsidiary by each Fund. The Board of Trustees has also approved new composite benchmarks for each Fund. The use of a wholly-owned Cayman Islands subsidiary and new composite benchmarks changes will become effective on March 31, 2013 (the “Effective Date”) and are described more fully below.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Balanced Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Balanced Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

Changes to Investment Strategies. On the Effective Date, the following disclosure will be added after the first paragraph of the JPMorgan Access Growth Fund’s section entitled “What are the Fund’s main investment strategies? — Alternative:”:

The Fund will gain exposure to commodity markets primarily by investing in the JPM Access Growth Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The allocation range will typically be 0%-10% of the Fund’s total assets. The Subsidiary is advised by JPMIM and sub-advised by JPMPI. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked structured notes and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may use derivatives to obtain long exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management.

In addition, the following will be added to each Fund’s section entitled “The Fund’s Main Investment Risks”:

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

The following is added to the section entitled “More About the Funds — Additional Risks”:

Tax Risk. The Funds gain exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. Each Fund intends to gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for a Fund to qualify as a regulated investment company under Subchapter M of Internal Revenue Code, as amended (the Code), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. Each Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives. The IRS has issued a revenue ruling which holds that income derived from certain commodity-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings to other taxpayers in which the IRS concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income. While a Fund might apply for its own private letter ruling from the IRS confirming that income from the Fund’s investment in certain commodity-linked notes and income from the Fund’s investment in its Subsidiary will constitute qualifying income, there can be no assurance that the IRS will issue the ruling to the Fund or that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The IRS currently has suspended issuing these types of private letter rulings pending further internal review. The tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in its Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M of the Code, or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. A Fund’s investment in its Subsidiary and its use of commodity-linked notes involve specific risks. See “Subsidiary Risk” for further information regarding each Subsidiary, including the risks associated with investing in the Subsidiaries. See “Commodity Risk,” “Derivatives Risk” and “Structured Note Risk” for further information regarding commodity-linked notes, including the risks associated with these instruments.

The following is added at the end of the section entitled “The Fund’s Management and Administration”:

The Funds’ Wholly-Owned Subsidiaries

Each Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors. Each Fund is the sole shareholder of its Subsidiary, and it is currently expected that shares of a Subsidiary will not be sold or offered to other investors. A Subsidiary will be managed pursuant to compliance policies and procedures that are the same in all material respects as the policies and procedures adopted by each Fund. As a result, in managing a Subsidiary’s portfolio, JPMIM and JPMPI are subject to the same investment policies and restrictions that apply to the management of a Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of the valuation of a Subsidiary’s portfolio investments and shares of a Subsidiary.

These policies and restrictions are described in detail in the Funds’ SAI. The Funds’ Chief Compliance Officer oversees implementation of each Subsidiary’s policies and procedures, and makes periodic reports to the Funds’ Board regarding each Subsidiary’s compliance with its policies and procedures. Each Subsidiary has entered into separate contracts with JPMIM and its affiliates to provide investment advisory and other services to the Subsidiary. JPMIM has entered into a contract with JPMPI to serve as sub-adviser to each Subsidiary. JPMIM has agreed to waive the advisory fee that it receives from each Fund in an amount equal to the advisory fee paid to JPMIM by each Subsidiary. This waiver will continue in effect so long as the Fund invests in a Subsidiary and may not be terminated without approval by a Fund’s Board. Each Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services. Consolidated results of the Funds and their Subsidiaries will be included in the Funds’ annual reports and semi-annual reports provided to shareholders. Copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus.

The following is added after the eighth paragraph of the section entitled “Distributions and Taxes”:

It is anticipated that for federal income tax purposes, income and capital gain earned by a Subsidiary and distributed to a Fund and its shareholders will be considered a distribution of net investment income generally taxable as ordinary income. Net losses earned by a Subsidiary may not be netted with income or capital gain earned within a Fund and may not be carried forward for use in future years.

Changes to Composite Benchmarks. On the Effective Date, the composition of the Access Balanced Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (50%), Barclays U.S. Aggregate Index (35%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%). Additionally, on the Effective Date, the composition of the Access Growth Composite Benchmark will be adjusted such that it will be comprised of unmanaged indexes and will consist of the MSCI World Index (net of foreign withholding taxes) (70%), Barclays U.S. Aggregate Index (15%), Citigroup 3-Month Treasury Bill Index (5%), HFRX Global Hedge Fund Index (5%) and Dow Jones-UBS Commodity Index (5%).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE